Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2017	¥ 4,800
2018	4,522
2019	4,281
2020	4,058
2021	¥ 3,469